Regulatory Requirements (Tables)	12 Months Ended
Mar. 31, 2025
Regulatory Requirements [Abstract]
Schedule of Capital Requirements

Capital requirements as of March 31, 2025

	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of Requirement Maintained
I Win Securities Limited	$385,610	$788,187	$402,577	204%
I Win Asset Management Limited(1)	12,854	58,356	45,502	454%
Total	$398,464	$846,543	$448,079	212%

Capital requirements as of March 31, 2024

	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of Requirement Maintained
I Win Securities Limited	$383,345	$1,640,332	$1,256,987	428%
I Win Asset Management Limited(1)	12,778	72,452	59,674	567%
Total	$396,123	$1,712,784	$1,316,661	432%

(1)	I Win Asset Management Limited is only required to file its regulatory returns in June and December of every year. The capital levels presented above as of March 31, 2025 and 2024, reflects the position as submitted in its regulatory return as of December 2024 and 2023, respectively.